30-Jun-2013
Principal
Payment
0.00
50,366,547.18
0.00
0.00
50,366,547.18
Interest per
Amounts in USD
Collection Period No.
16
Collection Period (from... to)
1-Jun-2013
30-Jun-2013
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Determination Date
11-Jul-2013
Record Date
12-Jul-2013
Payment Date
15-Jul-2013
Interest Period of the Class A-1 Notes (from... to)
17-Jun-2013
15-Jul-2013 Actual/360 Days
28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jun-2013
15-Jul-2013
30/360 Days
30
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
80,001,929.92
29,635,382.74
101.750600
Class A-3 Notes
489,000,000.00
489,000,000.00
489,000,000.00
0.000000
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Total Note Balance
1,430,264,000.00
670,265,929.92
619,899,382.74
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Total Securitization Value
1,697,643,474.41
975,841,755.31
925,475,208.13
present value of lease payments
697,529,576.24
221,890,429.25
199,502,930.04
present value of Base Residual Value
1,000,113,898.17
753,951,326.06
725,972,278.09
Amount
Percentage
Payment
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
Current Overcollateralization Amount
305,575,825.39
18.00%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-2 Notes
0.660000%
44,001.06
0.088891
50,410,548.24
Class A-1 Notes
0.343780%
0.00
0.000000
0.00
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
Class A-3 Notes
0.880000%
358,600.00
0.733333
358,600.00
Total
492,894.79
$50,859,441.97
Available Funds
Lease Payments Received
22,501,612.88
(1) Total Servicing Fee
Distributions
813,201.46
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
15,079,760.36
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
25,053,387.47
Excess wear and tear included in Net Sales Proceeds
24,396.15
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
237,914.62
(4) Priority Principal Distribution Amount
Subtotal
62,634,760.71
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Collection Period Ended
Dates
Summary
Note
Factor
0.000000
0.059869
1.000000
1.000000
Interest & Principal
Interest & Principal
per $1000 Face Amount
0.000000
101.839491
0.733333
0.891667
0.00
0.00
492,894.79
0.00
0.00
Distribution Detail
Shortfall
Notice to Investors
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
10,962,174.59
62,634,818.02
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
57.31
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
62,634,818.02
Amount Due
Total Available Collections
62,634,818.02
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
813,201.46
0.00
Total Trustee Fee
Monthly Interest Distributable Amount
492,894.79
492,894.79
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
44,001.06
44,001.06
0.00
thereof on Class A-3 Notes
358,600.00
358,600.00
0.00
thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
492,894.79
492,894.79
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
50,366,547.18
50,366,547.18
0.00
Principal Distribution Amount
50,366,547.18
50,366,547.18
0.00
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
6.02
minus Net Investment Earnings
6.02
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
6.02
Net Investment Earnings on the Exchange Note
Collection Account
51.29
Investment Earnings for the Collection Period
57.31
0.00
0.00
0.00
Total Servicing Fee
813,201.46
50,366,547.18
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Securitization Value beginning of Collection Period
975,841,755.31
31,345
Principal portion of lease payments
16,701,518.29
Terminations- Early
20,030,248.04
Terminations- Scheduled
12,279,266.16
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,355,514.69
Securitization Value end of Collection Period
925,475,208.13
30,023
Pool Factor
54.52%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.66%
6.62%
Weighted Average Remaining Term (months)
25.04
11.49
Weighted Average Seasoning (months)
12.37
25.92
Aggregate Base Residual Value
1,139,551,610.25
768,697,560.13
Cumulative Turn-in Ratio
77.54%
Proportion of base prepayment assumption realized life to date
74.24%
Actual lifetime prepayment speed
0.67%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
922,220,302.75
29,925
99.65%
31-60 Days Delinquent
2,195,532.76
66
0.24%
61-90 Days Delinquent
680,046.26
23
0.07%
91-120 Days Delinquent
379,326.36
9
0.04%
Total
925,475,208.13
30,023
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
891,874.84
Less Liquidation Proceeds
368,186.45
32,773,154.05
Less Recoveries
353,964.88
Current Net Credit Loss / (Gain)
169,723.51
Cumulative Net Credit Loss / (Gain)
(1,737,565.41)
39,958,425.23
Current Residual Loss / (Gain)
(7,185,271.18)
Cumulative Residual Loss / (Gain)
(72,158,580.46)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.102%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
Less sales proceeds and other payments received during
Collection Period
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(4.251%)